OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
OTHER LIABILITIES

12. OTHER LIABILITIES

A summary of the Company’s other liabilities is as follows:

	December 31, 2025	December 31, 2024
	$	$
Post employment benefits (note 12(a))	12,608	12,784
Lease liability	867	650
Bolivia uncertain tax position financing arrangement (note 18(c))	-	5,974
Other taxes payable (note 12(b))	5,106	6,976
Long-term portion of current income taxes payable	713	1,503
Participation payable to COMIBOL for interest in joint operation (note 12(c))	8,873	8,977
Other liabilities	1,250	1,714
Balance, end of the year	29,417	38,578
Less: current portion	(8,876)	(16,070)
Non-current portion	20,541	22,508

a)	Post-employment benefits

As at December 31, 2025, the Company recognized a provision of $1,933 ($1,473 as at December 31, 2024) for payments that must be made to employees upon termination of employment which is required by Mexican labour legislation. A provision of $9,694 ($11,311 as at December 31, 2024) has been recognized in Bolivia which entitles employees to receive a payment after five years of employment, if the employee resigns or is terminated before the 5-year period they are entitled to receive the amount accrued at the time of separation. Based on expected employee turnover, these provisions are considered non-current.

b)	Other taxes payable

Other taxes payable includes amounts payable to the Mexican and Bolivian tax authorities for miscellaneous taxes such as payroll taxes, withholding taxes, VAT payables and income taxes from prior periods which are being paid under an installment plan.

c)	Participation payable to COMIBOL for interest in joint operation

The net participation payable from COMIBOL is derived from the Illapa Joint Operation. The Company is solely responsible for 100% of certain transactions specified in the agreement and such transactions are recorded as liabilities where there is a net amount payable to COMIBOL.

SANTACRUZ SILVER MINING LTD.

Notes to the Consolidated Financial Statements

Years ended December 31, 2025 and 2024

(Expressed in thousands of US dollars, unless otherwise noted)